Intangibles and other assets	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangibles and other assets [Text Block]

10. Intangibles and other assets

Intangibles and other assets of $20,138 (December 31, 2020 - $21,173) includes $14,240 of other assets (December 31, 2020 - $15,764) and $5,898 of intangibles (December 31, 2020 - $5,409).

Other assets represent the carrying value of certain future community costs that relate to original agreements with communities for the Constancia operation which allow Hudbay to extract minerals over the useful life of the Constancia operation. The liability remaining for these costs is recorded in agreements with communities recorded at amortized cost (note 14). Amortization of the carrying amount is recorded in the consolidated income statements within other expenses (note 5f) or exploration expense, depending on the nature of the agreement.

Intangibles mainly represent computer software costs. The following table summarizes changes in intangibles:

	Dec. 31, 2021	Dec. 31, 2020
Cost
Balance, beginning of year	$23,350	$21,538
Additions	968	1,466
Disposals	-	-
Transfers	386	-
Effects of movement in exchange rates	64	346
Balance, end of year	24,768	23,350

Accumulated amortization
Balance, beginning of year	17,941	16,511
Additions	872	1,138
Disposals	-	-
Effects of movement in exchange rates	57	292
Balance, end of year	18,870	17,941
Intangibles, net book value	$5,898	$5,409